Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 7,664	$ (435)	$ 5,416
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income, net of taxes of $2 million (2020 – $2 million, 2019 – $13 million)	15	13	99
Reclassification to net earnings (loss), net of taxes of $1 million (2020 – $2 million, 2019 – $5 million)	(7)	(15)	(41)
Net change in derivative financial instruments designated as cash flow hedges	8	(2)	58
Foreign currency translation adjustment
Translation of net investment	(17)	(24)	(146)
Other comprehensive loss, net of taxes	(9)	(26)	(88)
Comprehensive income (loss)	$ 7,655	$ (461)	$ 5,328